OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: April 30, 2009
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/07 to 6/30/08

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Fleetwood Enterprises, Inc.	FLE	339099103	9/11/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approve the 2007 stock incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal 2008.	Issuer	Y	For	For
				4. Consider and act upon such other business that may properly come before the meeting.	Issuer	Y	For	For
Western Digital Corporation	WDC	958102105	11/6/2007	1A. Election of Director: Peter D. Behrendt	Issuer	Y	For	For
				1B. Election of Director: Kathleen A. Cote	Issuer	Y	For	For
				1C. Election of Director: John F. Coyne	Issuer	Y	For	For
				1D. Election of Director: Henry T. Denero	Issuer	Y	For	For
				1E. Election of Director: William L. Kimsey	Issuer	Y	For	For
				1F. Election of Director: Michael D. Lambert	Issuer	Y	For	For
				1G. Election of Director: Matthew E. Massengill	Issuer	Y	For	For
				1H. Election of Director: Roger H. Moore	Issuer	Y	For	For
				1I. Election of Director: Thomas E. Pardun	Issuer	Y	For	For
				1J. Election of Director: Arif Shakeel	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for Western Digital Corporation for the fiscal year ending June 27, 2008.	Issuer	Y	For	For
Avnet, Inc.	AVT	053807103	11/8/2007	1. Election of Directors	Issuer	Y	For	For
				2. Re-approval of the Avnet, Inc. executive incentive plan.	Issuer	Y	For	For
				3. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending June 28, 2008.	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/14/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2008.	Issuer	Y	For	For
Thor Industries, Inc.	THO	885160101	12/4/2007	1. Election of Directors	Issuer	Y	For	For
Datapath, Inc.	DPTHL	23808R106	12/10/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as the company’s independent auditors for the fiscal year ending December 31, 2007.	Issuer	Y	For	For

Atwood Oceanics, Inc.	ATW	050095108	2/14/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve Amendment No. 1 to the Atwood Oceanics, Inc. 2007 long-term incentive plan as described in the accompanying proxy statement.	Issuer	Y	For	For

3. Approve Amendment No. 1 to the company’s amended and restated certificate of formation to increase the authorized shares of common stock of the company from 50,000,000 shares to 90,000,000 shares as described in the accompanying proxy statement.

					Issuer	Y	For	For
				4. Ratify the early election to be governed by the Texas Business Organizations Code.	Issuer	Y	For	For
Coachmen Industries, Inc.	COA	189873102	5/1/2008	1. Election of Directors	Issuer	Y	For	For
Arrow Electronics, Inc.	ARW	042735100	5/2/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as Arrow’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	Issuer	Y	For	For
				3. Amend the Arrow Electronics, Inc. 2004 omnibus incentive plan.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/5/2008	1. Election of Directors	Issuer	Y	For	For
				2. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2008.	Issuer	Y	For	For
Champion Enterprises, Inc.	CHB	158496109	5/7/2008	1. Election of Directors	Issuer	Y	For	For
Rosetta Resources, Inc.	ROSE	777779109	5/9/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2008.	Issuer	Y	For	For
				3. Approval of an amendment to the company’s 2005 long-term incentive plan to increase the number of available shares of common stock for awards from 3,000,000 4,950,000.	Issuer	Y	For	For
Mercury General Corporation	MCY	589400100	5/14/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve the Mercury General Corporation senior executive incentive bonus plan.	Issuer	Y	For	For

Rent-A-Center, Inc.	RCII	76009N100	5/14/2008	1. Election of Directors	Issuer	Y	For	For

2. Ratify the audit committee’s appointment of Grant Thornton LLP, registered independent accountants, as the company’s independent auditors for the fiscal year ended December 31, 2008, as set forth in the accompanying proxy statement.

					Issuer	Y	For	For
Radioshack Corporation	RSH	750438103	5/15/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors of Radioshack Corporation to serve for the 2008 fiscal year.	Issuer	Y	For	For
				3. Proposal regarding majority vote standard.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/21/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accountants.	Issuer	Y	For	For
				3. Approval of the Foot Locker annual incentive compensation plan, as amended and restated.	Issuer	Y	For	For
Horace Mann Educators Corporation	HMN	440327104	5/21/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP, an independent registered public accounting firm, as the company’s auditors for the year ending December 31, 2008.	Issuer	Y	For	For
				3. To consider and take action with respect to such other matters as may properly come before the annual meeting or any adjournment or adjournments thereof.	Issuer	Y	For	For
Ensco International Incorporated	ESV	26874Q100	5/22/2008	1A. Election of Class II Director for a term to expire in 2011: J. Roderick Clark	Issuer	Y	For	For
				1B. Election of Class II Director for a term to expire in 2011: Daniel W. Rabun	Issuer	Y	For	For
				1C. Election of Class II Director for a term to expire in 2011: Keith O. Rattie	Issuer	Y	For	For
				1D. Election of Class I Director for a term to expire in 2009: C. Christopher Gaut	Issuer	Y	For	For

				2. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2008.	Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve adoption of the Ross Stores, Inc. 2008 equity incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending January 31, 2009.	Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/5/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve the amendment to the Patterson-UTI 2005 long-term incentive plan to increase the number of shares authorized for issuance under the plan.	Issuer	Y	For	For
				3. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2008.	Issuer	Y	For	For
Rowan Companies, Inc.	RDC	779382100	6/6/2008	1A. Election of Director: D. F. McNease	Issuer	Y	For	For
				1B. Election of Director: Lord Moynihan	Issuer	Y	For	For
				1C. Election of Director: R. G. Croyle	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For
Signet Group plc	SIG LN	G8126R113	6/6/2008	1. Receive the report and accounts.	Issuer	Y	For	For
				2. Approve the directors’ remuneration report.	Issuer	Y	For	For
				3. Declare a final dividend.	Issuer	Y	For	For
				4. Elect Mr. Lesley Knox as the director.	Issuer	Y	For	For
				5. Re-elect Mr. Robert Anderson as the director.	Issuer	Y	For	For
				6. Re-elect Mr. Terry Burman as the director.	Issuer	Y	For	For
				7. Re-elect Mr. Robert Walker as the director.	Issuer	Y	For	For
				8. Re-appoint the auditor.	Issuer	Y	For	For
				9. Approve the extension of the company’s sharesave scheme.	Issuer	Y	For	For
				10. Approve the extension of the company’s stock savings scheme.	Issuer	Y	For	For
				11. Approve the extension of the company’s Irish sharesave scheme.	Issuer	Y	For	For

				12. Authorize the directors to allot shares.	Issuer	Y	For	For
				13. Approve to disapply the statuutory pre-emption rights on share allotments.	Issuer	Y	For	For
				14. Authorize the company to make market purchase of its own shares.	Issuer	Y	For	For
				15. Adopt the new articles of association.	Issuer	Y	For	For
Circuit City Stores, Inc.	CC	172737108	6/24/2008	1. Approval of an increase in the number of directors from 12 to 15.	Issuer	Y	For	For
				2A. Election of Director: Carolyn H. Byrd	Issuer	Y	For	For
				2B. Election of Director: Lyle G. Heidemann	Issuer	Y	For	For
				2C. Election of Director: Alan Kane	Issuer	Y	For	For
				2D. Election of Director: Don R. Kornstein	Issuer	Y	For	For
				2E. Election of Director: James A. Marcum	Issuer	Y	For	For
				2F. Election of Director: J. Patrick Spainhour	Issuer	Y	For	For
				2G. Election of Director: Ronald L. Turner	Issuer	Y	For	For
				2H. Election of Director: Elliott Wahle	Issuer	Y	For	For
				3. Approval of the Company’s 2008 annual performance-based incentive plan.	Issuer	Y	For	For
				4. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2009.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/26/2008	1. Election of Directors	Issuer	Y	For	For
				2. Re-approval of the material terms of the performance goals under the 2003 incentive compensation plan to preserve Charming Shoppes’ tax deductions.	Issuer	Y	For	For
				3. Amendment of the company’s restated articles of incorporation to eliminate the approval requirements for business combinations.	Issuer	Y	For	For
				4. Amendment of the company’s restated articles of incorporation and by-laws to declassify the company’s board of directors.	Issuer	Y	For	For
				5. Ratification of the appointment of Ernst & Young LLP as independent auditors of Charming Shoppes to serve for the 2009 fiscal year.	Issuer	Y	For	For
American Greetings Corporation	AM	026375105	6/27/2008	1. Election of Directors	Issuer	Y	For	For

2A. Approval of amendments to the articles of incorporation of American Greetings Corporation to: opt out of Ohio’s merger moratorium statute.	Issuer	Y	For	For
2B. Approval of amendments to the articles of incorporation of American Greetings Corporation to: eliminate cumulative voting.	Issuer	Y	For	For
2C. Approval of amendments to the articles of incorporation of American Greetings Corporation to: modernize and clarify the articles of incorporation.	Issuer	Y	For	For
3A. Approval of amendments to the code of regulations to: modernize and clarify the code of regulations.	Issuer	Y	For	For
3B. Approval of amendments to the code of regulations to: adopt a process for shareholders to nominate directors and bring business before an annual meeting.	Issuer	Y	For	For
3C. Approval of amendments to the code of regulations to: grant authority to the board to fix the number of directors.	Issuer	Y	For	For
3D. Approval of amendments to the code of regulations to: opt out of Ohio’s Control Share Acquisition Act.	Issuer	Y	For	For
3E. Approval of amendments to the code of regulations to: authorize future amendments to the code of regulations by the board as well as by two-thirds shareholder written consent.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/29/08

* Print the name and title of each signing officer under his or her signature.